SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Aggregate Balances of the VIE
The aggregate balances of VIEs included in the accompanying Consolidated Balance Sheets and Consolidated Statements of Operations were as follows below as of and for the years ended December 31, 2025 and 2024 (in thousands):

	December 31,
	2025	2024
Current Assets	$950	$306
Non-Current Assets	7,232	4,333
Total Assets	$8,182	$4,639

Current Liabilities	$16	$33
Non-Current Liabilities	—	234
Total Liabilities	$16	$267

Revenues, Net	$578	$240
Net Income Attributable to Non-Controlling Interest	$659	$129